Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 728,333,346.00
Previously Paid Amount	75,437.12
Total Fee Amount	100,582.83
Total Offset Amount	0.00
Net Fee	$ 25,145.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A